As filed with the Securities and Exchange Commission on April 15, 2013

Registration Nos. 033-05033

811-04642

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71	☒

(check appropriate box or boxes)

Virtus Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 248-7971

100 Pearl Street

Hartford, CT 06103

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, CT 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Class I Shares of certain series of Virtus Variable Insurance Trust.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2013 pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C of Registrant’s Post-Effective Amendment No. 68 under the Securities Act of 1933 (“1933 Act”) and No. 70 under the Investment Company Act of 1940 (the “1940 Act”), filed on February 15, 2013, and Parts A and B of Post-Effective Amendment No. 66 under the 1933 Act and No. 68 under the 1940 Act filed on April 24, 2012, as supplemented, are incorporated by reference herein and this Post-Effective Amendment No. 69 is being filed for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 68 to April 29, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 15th day of April, 2013.

Virtus Variable Insurance Trust

By:	/s/ GEORGE R. AYLWARD
George R. Aylward President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the 15th day of April, 2013.

Signature	Title

/s/ W. PATRICK BRADLEY W. Patrick Bradley	Vice President, Chief Financial Officer and Treasurer

Roger A. Gelfenbien*	Trustee

Eunice S. Groark*	Trustee

John R. Mallin*	Trustee

Hassell H. McClellan*	Trustee

Thomas J. Brown*	Trustee

Philip R. McLoughlin*	Trustee and Chairman

/s/ GEORGE R. AYLWARD George R. Aylward	President

By:	/S/ GEORGE R. AYLWARD
* George R. Aylward, pursuant to Powers of Attorney.

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